UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                            Scudder High Income Trust

Investment Company Act file number  811-2786

                            Scudder High Income Trust
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  John Millette
                                    Secretary
                             Two International Place
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end:  11/30
                          -------

Date of reporting period:  7/1/04-6/30/05
                          ----------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ProxyEdge -  Investment Company Report                   Report Date: 08/05/2005
Meeting Date Range: 07/01/2004 to 06/30/2005
Selected Accounts: Scudder High Income Trust



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OXFORD AUTOMOTIVE, INC.                                                                    Consent Meeting Date: 03/04/2005
Issuer: 690903                          ISIN:
SEDOL:
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Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
---------------------------------------------------------------------------------------------------------------------------

2B       SECURED NOTE CLAIM - OASP II, INC. ( OASP )                        Management

2C       SECURED NOTE CLAIM - OXFORD AUTOMOTIVE, INC.                       Management
         ( OAI )

2D       SECURED NOTE CLAIM - CE TECHNOLOGIES, INC.                         Management
         ( B48CE TECH )

2E       SECURED NOTE CLAIM - HOWELL INDUSTRIES, INC.                       Management
         ( HOWELL )

2F       SECURED NOTE CLAIM - LOBDELL EMERY CORPORATION                     Management
         ( LOBELL )

2G       SECURED NOTE CLAIM - OXFORD ALABAMA, INC. ( OXFORD                 Management
         ALABAMA )

2H       SECURED NOTE CLAIM - OXFORD SUSPENSION, INC.                       Management
         ( SUSPENSION )

2I       SECURED NOTE CLAIM - PRUDENVILLE MANUFACTURING,                    Management
         INC. ( PRUDENVILLE )

2J       SECURED NOTE CLAIM - RPI, INC. ( RPI )                             Management

2K       SECURED NOTE CLAIM - RPI HOLDINGS, INC ( RPI                       Management
         HOLDINGS )

2L       SECURED NOTE CLAIM - TOOL & ENGINEERING COMPANY                    Management
         ( T&E COMPANY )

4A       GENERAL UNSECURED CLAIM (ALLOWED NOTE DEFICIENCY                   Management
         CLAIM) - OASP, INC. ( OASP )

4B       GENERAL UNSECURED CLAIM (ALLOWED NOTE DEFICIENCY                   Management
         CLAIM)- OASP, INC. ( OASP II )

                                                                                                          Vote Summary Report (Long)
                                                                                                                07/01/04 to 06/30/05




        IMPSAT Fiber Networks, Inc.                                  Shares Voted            26,902         Security       45321T202
                       Meeting Date                4/29/2005                                                Meeting Type        AGM

Ballot Issues                                                        Proponent             Mgmt                             Vote
                                                                                            Rec                             Cast
1.1                    Elect Director Ted Doster IV                    Mgmt                 For                              For
1.2                    Elect Director Raul Ramirez                     Mgmt                 For                              For
1.3                    Elect Director Ignacio Troncoso                 Mgmt                 For                              For
2                      Ratify Auditors                                 Mgmt                 For                              For


                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Scudder High Income Trust



By (Signature and Title)* /s/Julian Sluyters
                          -----------------------------------------------
                           Julian Sluyters, Chief Executive Officer

Date    8/15/05
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* Print the name and title of each signing officer under his or her signature.